STOCK-BASED COMPENSATION (Details Textual) - USD ($)		1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Nov. 10, 2014	Sep. 30, 2014	Sep. 15, 2014	Apr. 30, 2014	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2014	Mar. 25, 2015	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 3.83		$ 3.60	$ 2.50		$ 3.83
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized						$ 1,538,114		$ 1,538,114
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition								2 years
Restricted Stock or Unit Expense						$ 121,328
Allocated Share-based Compensation Expense					$ 126,849			$ 258,878
Operating Income (Loss) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost					$ 7,647
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						1,351,000		1,351,000		1,351,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	10,000	171,000	125,000		211,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 3.60
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					196,600
Restricted Stock Units (RSUs) [Member] | four independent directors, two named officers and six employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					One third of these RSUs vest annually over three years as long as the employee or executive continues to be employed by the Company on the applicable vesting date or the director remains a member of the Company’s Board of Directors.			One third of these RSUs will vest annually over three years as long as the employee or executive continues to be employed by the Company on the applicable vesting date or the director remains a member of the Companys Board of Directors.
Restricted Stock Units (RSUs) [Member] | two named executive officers and three of its independent directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									20,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized				217,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					One third of these RSUs vest annually over three years as long as the employee or executive continues to be employed by the Company on the applicable vesting date or the director remains a member of the Company’s Board of Directors.			One third of these RSUs will vest annually over three years as long as the employee or executive continues to be employed by the Company on the applicable vesting date or the director remains a member of the Companys Board of Directors.
2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost					$ 119,202